Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property and Equipment, net
Property and Equipment, net

7. Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,
	2023	2022
Computer and office equipment	$239	$239
Furniture and fixtures	596	330
Leasehold improvements	4,154	1,266
	$4,989	$1,835
Less accumulated depreciation and amortization	(1,667)	(1,409)
Property and equipment, net	$3,322	$426

Leasehold improvements include $2,533 relating to the New Lease entered into in May 2023 that are still in process as of December 31, 2023 and will begin amortization once the improvements are complete. In October and November 2023, the Company determined that $1,755 of these costs qualified for reimbursement as lease incentives, of which $808 had been reimbursed to the Company as of December 31, 2023 (see Note 19, Commitments and Contingencies - Lease (New Corporate Headquarters in May 2023).

Depreciation and amortization expense included in R&D expense and G&A expense was $259, $248 and $248 for the years ended December 31, 2023, 2022 and 2021, respectively.

There were no gains or losses on sales of property and equipment during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company sold laboratory equipment that was fully depreciated, which resulted in gains on sales of property and equipment of $70.